SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Other Accounts Payables and Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
Accrued expenses	$ 1,061	$ 2,054
Employees payables	459	603
APA payable	1,200	700
Other	870	564
Other accounts payables and accruals	$ 3,590	$ 3,921